Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Composition of other liabilities

As at	Dec 31 2019	Dec 31 2018
Site restoration costs	$31,092	$27,638
Share-based compensation liability (note 14)	18,382	52,794
Cash flow hedges (note 19)	195,124	105,721
Defined benefit pension plans (note 21)	28,121	24,783
Land mortgage	29,849	30,242
Government grant construction obligation	3,173	—
Other	6,582	3,306
	312,323	244,484
Less current maturities	(26,252)	(36,914)
	$286,071	$207,570
Site restoration costs:
The Company has accrued liabilities related to the decommissioning and reclamation of its methanol production sites and oil and gas properties. Because of uncertainties in estimating the amount and timing of the expenditures related to the sites, actual results could differ from the amounts estimated. As at December 31, 2019, the total undiscounted amount of estimated cash flows required to settle the liabilities was $38.1 million (2018 - $37.6 million). The movement in the provision during the year is explained as follows:

	2019	2018
Balance at January 1	$27,638	$33,975
New or revised provisions	2,638	(7,036)
Accretion expense	816	699
Balance at December 31	$31,092	$27,638

Provision for site restoration costs
The movement in the provision during the year is explained as follows:

	2019	2018
Balance at January 1	$27,638	$33,975
New or revised provisions	2,638	(7,036)
Accretion expense	816	699
Balance at December 31	$31,092	$27,638